Form N-1A Supplement	Sep. 02, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to each Fund’s Prospectus dated August 23, 2026,

and each Fund’s Summary Prospectus, as applicable

Effective immediately, the Principal Investment Strategies section of each Fund’s Prospectus and Summary Prospectus, is changed as follows: